Convertible Promissory Notes and Derivative Liabilities	6 Months Ended
Jun. 30, 2025
Convertible Promissory Notes and Derivative Liabilities [Abstract]
CONVERTIBLE PROMISSORY NOTES AND DERIVATIVE LIABILITIES

NOTE 8 — CONVERTIBLE PROMISSORY NOTES AND DERIVATIVE LIABILITIES

During the period, 32,660 ordinary shares underlying the Series A warrants were exercised for total consideration of $534 thousand. During July and August 2025, 13,613 ordinary shares underlying the Series A warrants were exercised for total consideration of $69 thousand. None of the additional warrants issued by the Company on November 28, 2022 (the “Additional Warrants”) as a result of certain adjustments pursuant to the terms of the warrants issued as part of the Company’s initial public offering (the “IPO Warrants”) were exercised during the period.

As described in Note 5, during the period, the Company issued the January Note and January Warrant in January 2025 and June Notes in June 2025.

As of June 30, 2025, the outstanding number of ordinary shares to be issued from the conversion of the Series A warrants, Additional Warrants and January Warrant were 116,859, 1,832 and 44,749, respectively.

The following table presents changes in the fair value of the convertible promissory notes and derivative liabilities during the period (in thousands).

	Series A Warrants	Additional Warrants	January Note		January Warrant		June Notes		Total
Balance as of December 31, 2024	5,206	1,014	-		-		-		6,220
Issuance of promissory notes and derivative liability	-	-	4,246		1,520		8,393		14,159
Conversions into ordinary shares	(371)	-	(3,159)		-		-		(3,530)
Change in fair value	(4,260)	(80)	(816	) (*)	(1,288	) (*)	(1,592	) (**)	(8,036)
Reclassification to equity	-	-	-		(232)		-		(232)
Balance as of June 30, 2025	575	934	271		-		6,801		8,581

(*)	Upon issuance, the Company recognized a day-one loss of $3,201 thousand relating to the January Note and January Warrant, in addition to the revaluation disclosed above (see Note 5a).

(**)	Upon issuance, the Company recognized a day-one loss of $3,893 thousand relating to the June Notes, in addition to the revaluation disclosed above (see Note 5f).

The following table presents the significant unobservable inputs used for calculation of fair value as of June 30, 2025:

As of June 30, 2025	Series A Warrants	Additional Warrants	January Note	January Warrant	June Notes
Expected volatility	114.3%	164.97%	152.28%-157.3%	110.69%-113.66%	156.93%-157.3%
Exercise price	$5.1	$3,125	$47.7	$47.8-$5.1	$1.028-$6.8
Share price	$6.22	$6.22	$41.65-$6.22	$41.65-$6.22	$8.26-$6.22
Risk-free interest rate	3.74%	3.73%	4.21%-3.96%	4.41%-3.79%	3.83%-3.84%
Dividend yield	-	-	-	-	-
Expected life (years)	4	2.41	1.5-1	5.5-5	1.5-1.48
Weighted average cost of capital (WACC)	22%	-	-	-	-